Explanation of transition to IFRS (Details 1) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Revenues		$ 723,605	$ 685,167
Costs and expenses:
Cost of revenues		554,690	518,142
Research and development		123,037	117,662
General and administrative		21,823	20,461
Bad debt expense			155
Sales and marketing		20,380	20,388
Total costs and expenses		720,220	676,808
Operating income		3,385	8,359
Non operating income (loss):
Interest income		2,429	2,225
Gain on sale of securities, net			23,226
Share of losses of associates		(1,095)	(1,200)
Foreign currency exchange losses, net		(369)	(1,659)
Interest expense		(1,232)	(878)
Other income, net		1,866	19
Non Operating Income (Loss)		3,635	21,733
Earnings before income taxes		7,020	30,092
Income tax expense		994	4,554
Net income		6,026	25,538
Net loss attributable to noncontrolling interests		2,543	2,142
Net income attributable to Himax Technologies, Inc. stockholders		$ 8,569	$ 27,680
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders		$ 0.02	$ 0.08
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders		0.02	0.08
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders	[1]	0.05	0.16
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders	[1]	$ 0.05	$ 0.16
Previous GAAP [member]
Revenues			$ 685,167
Costs and expenses:
Cost of revenues			518,142
Research and development			117,757
General and administrative			20,614
Bad debt expense			155
Sales and marketing			20,349
Total costs and expenses			677,017
Operating income			8,150
Non operating income (loss):
Interest income			2,225
Gain on sale of securities, net			23,226
Share of losses of associates			(1,200)
Foreign currency exchange losses, net			(1,517)
Interest expense			(565)
Other income, net			19
Non Operating Income (Loss)			22,188
Earnings before income taxes			30,338
Income tax expense			4,520
Net income			25,818
Net loss attributable to noncontrolling interests			2,149
Net income attributable to Himax Technologies, Inc. stockholders			$ 27,967
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders			$ 0.08
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders			0.08
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders			0.16
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders			$ 0.16
Effect of transition to IFRSs [member] | Recognition Difference [Member]
Revenues			$ 0
Costs and expenses:
Cost of revenues			0
Research and development			(95)
General and administrative			(153)
Bad debt expense			0
Sales and marketing			39
Total costs and expenses			(209)
Operating income			209
Non operating income (loss):
Interest income			0
Gain on sale of securities, net			0
Share of losses of associates			0
Foreign currency exchange losses, net			(142)
Interest expense			(313)
Other income, net			0
Non Operating Income (Loss)			(455)
Earnings before income taxes			(246)
Income tax expense			34
Net income			(280)
Net loss attributable to noncontrolling interests			(7)
Net income attributable to Himax Technologies, Inc. stockholders			(287)
Effect of transition to IFRSs [member] | Presentation Difference [Member]
Revenues			0
Costs and expenses:
Cost of revenues			0
Research and development			0
General and administrative			0
Bad debt expense			0
Sales and marketing			0
Total costs and expenses			0
Operating income			0
Non operating income (loss):
Interest income			0
Gain on sale of securities, net			0
Share of losses of associates			0
Foreign currency exchange losses, net			0
Interest expense			0
Other income, net			0
Non Operating Income (Loss)			0
Earnings before income taxes			0
Income tax expense			0
Net income			0
Net loss attributable to noncontrolling interests			0
Net income attributable to Himax Technologies, Inc. stockholders			$ 0

[1]	As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2017 and 2018 is 172,425 thousand and 172,510 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2017 and 2018 is 172,452 thousand and 172,534 thousand, respectively. The earnings per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.